11. Commitments and Contingencies (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Details Narrative
Rent expense	$ 21	$ 42	$ 100	$ 200